Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
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Summary Of Earnings Per Share

	Six months to June 30, 2022	Six months to June 30, 2021
Numerator – Basic earnings per share (£’000)
(Loss)/profit attributable to equity holders of the parent	(19,158)	12,088
Denominator – Basic earnings per share
Weighted average number of ordinary shares	583,892,445	494,617,344
(Loss)/profit per share – basic (£)	(0.03)	0.02
Numerator – Diluted earnings per share (£’000):
(Loss)/profit attributable to equity holders of the parent	(19,158)	12,088
Effect of dilutive ordinary shares	—	(14,363)
Numerator – Diluted earnings per share	(19,158)	(2,275)
Denominator – Diluted earnings per share:
Number of ordinary shares used for basic earnings per share	583,892,445	494,617,344
Weighted average effect of dilutive ordinary shares	—	48,264,422
Weighted average number of diluted ordinary shares outstanding	583,892,445	542,881,766
Loss per share – diluted (£)	(0.03)	(0.00)